Business Segments (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from:
External Customers	$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000	$ 3,730,000,000	$ 3,434,000,000		$ 4,064,000,000	$ 3,360,000,000		$ 3,569,000,000	$ 15,116,000,000		$ 14,427,000,000		$ 13,489,000,000
Other Operating Segments													0		0		0
TOTAL REVENUES													15,116,000,000		14,427,000,000		13,489,000,000
Depreciation and Amortization													1,655,000,000		1,641,000,000		1,597,000,000
Interest Income													27,000,000		21,000,000		11,000,000
Carrying Costs Income													393,000,000		70,000,000		47,000,000
Interest Expense													933,000,000		999,000,000		973,000,000
Income Tax Expense (Credit)													818,000,000		643,000,000		575,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS	211,000,000	[1],[2]	657,000,000	[1],[3]	353,000,000	355,000,000							1,576,000,000		1,218,000,000		1,370,000,000
EXTRAORDINARY ITEMS, NET OF TAX	100,000,000	[1]	273,000,000	[1]	0	0							373,000,000		0		(5,000,000)
Net Income (Loss)	311,000,000	[1],[2]	930,000,000	[1],[3]	353,000,000	355,000,000	178,000,000	[4]	557,000,000	137,000,000	[5]	346,000,000	1,949,000,000		1,218,000,000		1,365,000,000
Gross Property Additions													2,902,000,000		2,500,000,000		2,896,000,000
Balance Sheet Information
Total Property, Plant and Equipment	55,670,000,000						53,740,000,000						55,670,000,000		53,740,000,000
Accumulated Depreciation and Amortization	18,699,000,000						18,066,000,000						18,699,000,000		18,066,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,971,000,000						35,674,000,000						36,971,000,000		35,674,000,000
Total Assets	52,223,000,000						50,455,000,000						52,223,000,000		50,455,000,000
Investments in Equity Method Investees	299,000,000						160,000,000						299,000,000		160,000,000
Business Segments (Textuals) [Abstract]
Utility Operations segment's related net purchases for the certain existing ERCOT energy marketing contracts with AEPEP in Revenues from Other Operating Segments																	5,000,000
Utility Operations [Member]
Revenues from:
External Customers													14,088,000,000		13,687,000,000		12,733,000,000	[6]
Other Operating Segments													112,000,000		105,000,000		70,000,000	[6]
TOTAL REVENUES													14,200,000,000		13,792,000,000		12,803,000,000
Depreciation and Amortization													1,613,000,000		1,598,000,000		1,561,000,000
Interest Income													29,000,000		8,000,000		4,000,000
Carrying Costs Income													393,000,000		70,000,000		47,000,000
Interest Expense													886,000,000		942,000,000		916,000,000
Income Tax Expense (Credit)													722,000,000		651,000,000		553,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													1,549,000,000				1,325,000,000
EXTRAORDINARY ITEMS, NET OF TAX													373,000,000				(5,000,000)
Net Income (Loss)													1,922,000,000		1,192,000,000		1,320,000,000
Gross Property Additions													2,405,000,000		2,440,000,000		2,812,000,000
Balance Sheet Information
Total Property, Plant and Equipment	54,396,000,000						52,771,000,000						54,396,000,000		52,771,000,000
Accumulated Depreciation and Amortization	18,393,000,000						17,795,000,000						18,393,000,000		17,795,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	36,003,000,000						34,976,000,000						36,003,000,000		34,976,000,000
Total Assets	50,093,000,000						48,658,000,000						50,093,000,000		48,658,000,000
Investments in Equity Method Investees	24,000,000						22,000,000						24,000,000		22,000,000
Transmission Operations [Member]
Revenues from:
External Customers													3,000,000		0		0
Other Operating Segments													5,000,000		1,000,000		0
TOTAL REVENUES													8,000,000		1,000,000		0
Depreciation and Amortization													0		0		0
Interest Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													1,000,000		0		0
Income Tax Expense (Credit)													2,000,000		(1,000,000)		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													30,000,000				4,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													30,000,000		9,000,000		4,000,000
Gross Property Additions													263,000,000		35,000,000		1,000,000
Balance Sheet Information
Total Property, Plant and Equipment	323,000,000						51,000,000						323,000,000		51,000,000
Accumulated Depreciation and Amortization	0						0						0		0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	323,000,000						51,000,000						323,000,000		51,000,000
Total Assets	594,000,000						230,000,000						594,000,000		230,000,000
Investments in Equity Method Investees	256,000,000						135,000,000						256,000,000		135,000,000
Nonutility Operations - AEP River Operations [Member]
Revenues from:
External Customers													696,000,000		566,000,000		490,000,000
Other Operating Segments													20,000,000		22,000,000		18,000,000
TOTAL REVENUES													716,000,000		588,000,000		508,000,000
Depreciation and Amortization													28,000,000		24,000,000		17,000,000
Interest Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													18,000,000		14,000,000		5,000,000
Income Tax Expense (Credit)													24,000,000		19,000,000		23,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													45,000,000				47,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													45,000,000		37,000,000		47,000,000
Gross Property Additions													18,000,000		23,000,000		81,000,000
Balance Sheet Information
Total Property, Plant and Equipment	608,000,000						574,000,000						608,000,000		574,000,000
Accumulated Depreciation and Amortization	136,000,000						110,000,000						136,000,000		110,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	472,000,000						464,000,000						472,000,000		464,000,000
Total Assets	659,000,000						621,000,000						659,000,000		621,000,000
Investments in Equity Method Investees	17,000,000						3,000,000						17,000,000		3,000,000
Nonutility Operations - Generation and Marketing [Member]
Revenues from:
External Customers													305,000,000		173,000,000		281,000,000
Other Operating Segments													1,000,000		0		5,000,000
TOTAL REVENUES													306,000,000		173,000,000		286,000,000
Depreciation and Amortization													25,000,000		30,000,000		29,000,000
Interest Income													(1,000,000)		2,000,000		0
Carrying Costs Income													0		0		0
Interest Expense													18,000,000		20,000,000		21,000,000
Income Tax Expense (Credit)													(18,000,000)		(20,000,000)		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													14,000,000				41,000,000
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													14,000,000		25,000,000		41,000,000
Gross Property Additions													2,000,000		1,000,000		1,000,000
Balance Sheet Information
Total Property, Plant and Equipment	590,000,000						584,000,000						590,000,000		584,000,000
Accumulated Depreciation and Amortization	219,000,000						198,000,000						219,000,000		198,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	371,000,000						386,000,000						371,000,000		386,000,000
Total Assets	868,000,000						881,000,000						868,000,000		881,000,000
Investments in Equity Method Investees	0						0						0		0
All Other [Member]
Revenues from:
External Customers													24,000,000	[7]	1,000,000	[7]	(15,000,000)	[7]
Other Operating Segments													8,000,000	[7]	14,000,000	[7]	36,000,000	[7]
TOTAL REVENUES													32,000,000	[7]	15,000,000	[7]	21,000,000	[7]
Depreciation and Amortization													2,000,000	[7]	2,000,000	[7]	2,000,000	[7]
Interest Income													17,000,000	[7]	31,000,000	[7]	47,000,000	[7]
Carrying Costs Income													0	[7]	0	[7]	0	[7]
Interest Expense													43,000,000	[7]	58,000,000	[7]	86,000,000	[7]
Income Tax Expense (Credit)													88,000,000	[7]	(6,000,000)	[7]	(1,000,000)	[7]
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													(62,000,000)	[7]			(47,000,000)	[7]
EXTRAORDINARY ITEMS, NET OF TAX													0	[7]			0	[7]
Net Income (Loss)													(62,000,000)	[7]	(45,000,000)	[7]	(47,000,000)	[7]
Gross Property Additions													214,000,000	[7]	1,000,000	[7]	1,000,000	[7]
Balance Sheet Information
Total Property, Plant and Equipment	11,000,000	[7]					11,000,000	[7]					11,000,000	[7]	11,000,000	[7]
Accumulated Depreciation and Amortization	10,000,000	[7]					9,000,000	[7]					10,000,000	[7]	9,000,000	[7]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,000,000	[7]					2,000,000	[7]					1,000,000	[7]	2,000,000	[7]
Total Assets	16,751,000,000	[7]					15,942,000,000	[7]					16,751,000,000	[7]	15,942,000,000	[7]
Investments in Equity Method Investees	2,000,000	[7]					0	[7]					2,000,000	[7]	0	[7]
Reconciling Adjustments [Member]
Revenues from:
External Customers													0		0		0
Other Operating Segments													(146,000,000)		(142,000,000)		(129,000,000)
TOTAL REVENUES													(146,000,000)		(142,000,000)		(129,000,000)
Depreciation and Amortization													(13,000,000)	[8]	(13,000,000)	[8]	(12,000,000)	[8]
Interest Income													(18,000,000)		(20,000,000)		(40,000,000)
Carrying Costs Income													0		0		0
Interest Expense													(33,000,000)	[8]	(35,000,000)	[8]	(55,000,000)	[8]
Income Tax Expense (Credit)													0		0		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													0				0
EXTRAORDINARY ITEMS, NET OF TAX													0				0
Net Income (Loss)													0		0		0
Gross Property Additions													0		0		0
Balance Sheet Information
Total Property, Plant and Equipment	(258,000,000)	[8]					(251,000,000)	[8]					(258,000,000)	[8]	(251,000,000)	[8]
Accumulated Depreciation and Amortization	(59,000,000)	[8]					(46,000,000)	[8]					(59,000,000)	[8]	(46,000,000)	[8]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(199,000,000)	[8]					(205,000,000)	[8]					(199,000,000)	[8]	(205,000,000)	[8]
Total Assets	(16,742,000,000)	[8],[9]					(15,877,000,000)	[8],[9]					(16,742,000,000)	[8],[9]	(15,877,000,000)	[8],[9]
Investments in Equity Method Investees	$ 0	[8]					$ 0	[8]					$ 0	[8]	$ 0	[8]

[1]	See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).
[4]	Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.
[5]	See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.
[6]	PSO and SWEPCo transferred certain existing ERCOT energy marketing contracts to AEP Energy Partners, Inc. (AEPEP) (Generation and Marketing segment) and entered into intercompany financial and physical purchase and sales agreements with AEPEP. As a result, we reported third-party net purchases or sales activity for these energy marketing contracts as Revenues from External Customers for the Utility Operations segment. This was offset by the Utility Operations segment's related net purchases for these contracts with AEPEP in Revenues from Other Operating Segments of $5 million for the years ended December 31, 2009. The Generation and Marketing segment also reported these purchase or sales contracts with Utility Operations as Revenues from Other Operating Segments. These affiliated contracts between PSO and SWEPCo with AEPEP ended in December 2009.
[7]	All Other includes: Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. Tax and interest expense adjustments related to our UK operations which were sold in 2004 and 2002. Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011. Revenue sharing related to the Plaquemine Cogeneration Facility which ended in the fourth quarter of 2011.
[8]	Includes eliminations due to an intercompany capital lease.
[9]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.